Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2024
Estimated fair value of financial instruments
26. Estimated fair value of financial instruments
The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2023 and March 31, 2024, respectively. The estimated fair value amounts as of March 31, 2023 and March 31, 2024 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair value of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.
Financial instruments valued at carrying value
The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks, non-interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.
Trading securities
Trading securities are carried at fair value based on quoted market prices or market observable inputs.
Available for sale securities
AFS debt securities are carried at fair value. Such fair values were based on quoted market prices, where available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair value of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. A reduction in the estimated cash flows of these instruments will adversely impact the value of these securities. A change in the timing of these estimated cash flows will also impact the value of these securities.
Loans
The fair values of consumer instalment loans and other consumer loans that do not reprice or mature frequently are estimated using discounted cash flow models. The discount rates are based on internal models. The fair value of loans would decrease (increase) in value based upon an increase (decrease) in discount rate. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.
The fair values of commercial loans that do not reprice or mature within relatively short time frames are estimated using discounted cash flow models. The discount rates are based on internal models. The fair value of loans would decrease (increase) in value based upon an increase (decrease) in discount rate. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values. For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.
The fair values of loans that do not reprice or mature within relatively short time frames are estimated using discounted cash flow models and are classified as Level 3 as the input used for the valuation is internal credit spreads which is based on internal models and is considered unobservable. Loans that reprice within relatively short time frames, the carrying values approximate their fair values, accordingly it is classified as Level 2.
Deposits
The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

The fair value of demand deposits, savings deposits, and money market deposits without defined
maturities are the amounts payable on demand, carrying value reflects the fair value of the instruments and hence classified as level 2. Deposits with defined maturities, the fair values have been estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities currently offered for such deposits as the valuation input is considered observable. These are classified as level 2.
Short-term borrowings
The fair values of the Bank’s short-term debt were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.
Input used for fair valuation of the financial instrument is considered observable and hence the instruments are classified as level 2.
Long-term debt
The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.
Input used for fair valuation of the financial instrument is considered observable and hence the instruments are classified as level 2.
Term placements
The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors and hence the instruments are classified as level 2.
Derivatives
See note 25
Accrued interest receivable /payable.
Considering short term nature of accrued interest receivable, carrying value is considered to approximate the fair value accordingly they are classified as level 2.
Other Assets / Accrued expenses and other liabilities.
Securities carried at fair value based on quoted market prices are classified as Level 1; other items in the nature of financial instruments are classified as level 2 as carrying value is reasonable estimate of fair value or the valuation input used is observable.

Securities purchased under agreements to resell / Securities sold under repurchase agreements.
Resale and repurchase agreements are classified as Level 2 because they are generally short
-dated instruments collateralized by Government securities.
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of
	March 31, 2023										March 31, 2024
			Estimated fair value									Estimated fair value
	Carrying value		Level 1		Level 2		Level 3		Total		Carrying value	Level 1	Level 2		Level 3		Total	Carrying value		Estimated fair value

									(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	1,387,395.2	Rs.	1,387,395.2	Rs.	—	Rs.	—	Rs.	1,387,395.2	2,086,031.4	2,086,031.4	Rs.	—	Rs.	—	2,086,031.4	US$	25,030.4	US$	25,030.4
Investments held for trading		135,831.1		184.1		135,647.0		—		135,831.1	461,245.3	290,951.1		148,296.2		21,998.0	461,245.3		5,534.5		5,534.5
Investments available for sale debt securities		4,878,844.0		507,504.1		4,222,904.3		148,435.6		4,878,844.0	8,295,487.1	548,944.7		7,608,007.7		138,534.7	8,295,487.1		99,537.9		99,537.9
Securities purchased under agreements to resell		455,275.4		—		455,275.4		—		455,275.4	34,178.3	—		34,178.3		—	34,178.3		410.1		410.1
Loans		17,052,927.9		—		4,138,188.7		13,027,096.1		17,165,284.8	26,335,700.9	—		4,988,245.6		21,425,726.3	26,413,971.9		316,003.1		316,942.3
Accrued interest receivable		186,091.2		—		186,091.2		—		186,091.2	249,644.5	—		249,592.0		52.5	249,644.5		2,995.5		2,995.5
Separate a ccount a ssets		—		—		—		—		—	955,416.3	808,309.4		147,106.9		—	955,416.3		11,464.1		11,464.1
Other assets		1,292,086.7		3,313.7		1,286,529.0		—		1,289,842.7	1,942,177.5	24,545.8		1,913,303.2		1,834.8	1,939,683.8		23,304.3		23,274.3
Financial Liabilities :
Interest-bearing deposits		16,097,459.3		—		16,102,822.0		—		16,102,822.0	20,688,406.2	—		20,775,875.4		—	20,775,875.4		248,241.0		249,290.6
Non-interest-bearing deposits		2,729,176.3		—		2,729,176.3		—		2,729,176.3	3,079,829.4	—		3,079,829.4		—	3,079,829.4		36,955.0		36,955.0
Securities sold under repurchase agreements		—		—		—		—		—	56,541.0	—		56,541.0		—	56,541.0		678.4		678.4
Short-term borrowings		1,089,897.5		—		1,088,380.5		—		1,088,380.5	1,313,737.1	—		1,314,424.4		—	1,314,424.4		15,763.6		15,771.8
Accrued interest payable		112,463.2		—		112,463.2		—		112,463.2	238,638.8	—		238,638.8		—	238,638.8		2,863.4		2,863.4
Long-term debt		2,054,436.4		—		2,045,541.9		—		2,045,541.9	6,648,772.0	—		6,639,457.7		—	6,639,457.7		79,778.9		79,667.1
Accrued expenses and other liabilities		567,643.6		—		567,643.6		—		567,643.6	690,851.5	—		688,513.7		2,337.8	690,851.5		8,289.6		8,289.6
Separate a ccount l iabilities		—		—		—		—		—	955,416.3	—		955,416.3		—	955,416.3		11,464.1		11,464.1
Liabilities on policies in force (*)		—		—		—		—		—	55,544.1	—		55,544.1		—	55,544.1		666.5		666.5

(*)	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contract